Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (19,500)	$ (22,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	92	98
Stock-based compensation	1,505	1,740
License rights expense settled in stock	772	0
Change in fair value of warrant liability	(76)	(1,184)
Operating lease, net	105	96
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(573)	(1,507)
Accounts payable	(87)	2,204
Accrued expenses and other current liabilities	(932)	425
Net cash used in operating activities	(18,694)	(20,383)
Cash flows from investing activities:
Purchase of fixed assets	(43)	(67)
Net cash used in investing activities	(43)	(67)
Cash flows from financing activities:
Payment of tax liability for vested restricted stock units	(25)	(23)
Proceeds from sale of common stock, net of issuance costs	211	0
Net cash provided by (used in) financing activities	186	(23)
Effect of exchange rate changes on cash and cash equivalents	(15)	(38)
Net change in cash and cash equivalents	(18,566)	(20,511)
Cash and cash equivalents, at beginning of year	43,145	70,903
Cash and cash equivalents, at end of year	$ 24,579	$ 50,392